Note 18 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands, $ in Millions			3 Months Ended	12 Months Ended
	Jan. 01, 2023 CAD ($) $ / shares shares	Dec. 01, 2022 CAD ($) $ / shares shares	Feb. 27, 2023 CAD ($) shares	Nov. 30, 2022 CAD ($) shares	Dec. 30, 2022 USD ($)	Dec. 10, 2021 USD ($)
Major ordinary share transactions [member] | NevGold [member]
Statement Line Items [Line Items]
Purchase of equity, number of shares received (in shares) | shares	3,658,536
Purchase of equity, shares received amount	$ 1,500
Purchase of equity, price per share (in CAD per share) | $ / shares	$ 0.41
Brokered private placement [member] | Potential ordinary share transactions [member] | NevGold [member]
Statement Line Items [Line Items]
Purchase of equity, number of units (in shares) | shares		2,976,200
Purchase of equity, purchase price		$ 1,250
Purchase of units, price per unit (in CAD per share) | $ / shares		$ 0.42
Units purchased, number of shares per unit (in shares) | shares		1
Units purchased, number of warrants per unit (in shares) | shares		0.50
Class of warrant, exercise price of warrant (in CAD per share) | $ / shares		$ 0.60
ATM program [member]
Statement Line Items [Line Items]
Issue of equity, maximum distribution amount						$ 50
Issue of equity, number of shares (in shares) | shares				12,653,643
Proceeds from issuing shares				$ 18,452
Payments for share issue costs				$ 460
ATM program [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Issue of equity, maximum distribution amount					$ 50
ATM program [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Issue of equity, number of shares (in shares) | shares			4,139,920
Proceeds from issuing shares			$ 7,600
Payments for share issue costs			$ 200